Note 28 - Revenue (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue Not from Contract with Customer	$ 75,975
Contract with Customer, Asset, after Allowance for Credit Loss, Total	66,436	$ 48,934
Contract with Customer, Asset, after Allowance for Credit Loss, Current, Total	61,101	42,772
Contract with Customer, Liability, Current	21,076	24,133
Contract with Customer, Liability, Revenue Recognized	$ 22,338	$ 26,568